NATIONWIDE

VLI SEPARATE

ACCOUNT-5

Annual Report

to

Contract Owners

December 31, 2016

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide VLI Separate Account-5:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-5 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)), as of December 31, 2016, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2016, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 21, 2017

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2016

Assets:
Investments at fair value:
Variable Insurance Portfolios - Asset Strategy (WRASP)
2,884,614 shares (cost $27,180,036)	$23,203,833
Variable Insurance Portfolios - Balanced (WRBP)
1,402,594 shares (cost $12,243,622)	10,482,708
Variable Insurance Portfolios - Bond (WRBDP)
1,853,762 shares (cost $10,243,728)	9,761,908
Variable Insurance Portfolios - Core Equity (WRCEP)
2,369,689 shares (cost $27,885,239)	25,282,454
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
690,259 shares (cost $4,909,032)	5,374,768
Variable Insurance Portfolios - Energy (WRENG)
335,811 shares (cost $2,134,048)	2,274,279
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
885,098 shares (cost $4,511,833)	3,986,395
Variable Insurance Portfolios - Growth (WRGP)
2,835,475 shares (cost $29,009,404)	29,215,316
Variable Insurance Portfolios - High Income (WRHIP)
3,257,328 shares (cost $11,562,050)	11,752,115
Variable Insurance Portfolios - International Growth (WRIP)
902,241 shares (cost $7,233,826)	7,348,575
Variable Insurance Portfolios - International Core Equity (WRI2P)
347,426 shares (cost $5,722,873)	5,315,755
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
91,351 shares (cost $1,924,862)	1,887,579
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
580,025 shares (cost $5,079,671)	5,474,106
Variable Insurance Portfolios - Money Market (WRMMP)
2,248,054 shares (cost $2,248,054)	2,248,054
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
141,000 shares (cost $718,417)	659,696
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
84,617 shares (cost $433,414)	414,902
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
809,264 shares (cost $4,284,117)	4,058,622
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
547,511 shares (cost $2,998,297)	2,812,728
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
84,472 shares (cost $444,543)	421,589
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
432,617 shares (cost $3,337,707)	3,631,947
Variable Insurance Portfolios - Science and Technology (WRSTP)
975,353 shares (cost $17,460,283)	21,789,005
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
1,432,699 shares (cost $14,161,929)	13,879,271
Variable Insurance Portfolios - Small Cap Value (WRSCV)
206,106 shares (cost $3,373,599)	3,780,841
Variable Insurance Portfolios - Value (WRVP)
1,873,131 shares (cost $10,900,233)	11,100,546

Total Investments	$206,156,992

Other Accounts Payable	(2,818)

$206,154,174

Contract Owners’ Equity:
Accumulation units	206,154,174

Total Contract Owners’ Equity (note 8)	$206,154,174

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENT OF OPERATIONS

Year Ended December 31, 2016

Investment Activity:	Total	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR
Reinvested dividends	$1,916,016	142,124	139,371	243,008	113,049	63,053	2,416	24,619

Net investment income (loss)	1,916,016	142,124	139,371	243,008	113,049	63,053	2,416	24,619

Realized gain (loss) on investments	223,045	(1,082,374)	(72,080)	(16,184)	34,563	145,969	29,254	47,000
Change in unrealized gain (loss) on investments	(7,479,825)	259,075	(1,364,056)	169,834	(2,247,212)	(150,638)	535,755	702,137

Net gain (loss) on investments	(7,256,780)	(823,299)	(1,436,136)	153,650	(2,212,649)	(4,669)	565,009	749,137

Reinvested capital gains	13,355,660	-	1,505,374	27,338	3,026,113	283,090	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$8,014,896	(681,175)	208,609	423,996	926,513	341,474	567,425	773,756

Investment Activity:	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRPAP
Reinvested dividends	$7,051	801,719	15,695	73,436	-	-	2,863	9,210

Net investment income (loss)	7,051	801,719	15,695	73,436	-	-	2,863	9,210

Realized gain (loss) on investments	468,268	75,589	(210,975)	166,699	56,284	372,731	-	915
Change in unrealized gain (loss) on investments	(3,227,557)	786,878	(264,752)	(243,355)	(6,667)	(349,841)	-	(40,392)

Net gain (loss) on investments	(2,759,289)	862,467	(475,727)	(76,656)	49,617	22,890	-	(39,477)

Reinvested capital gains	3,082,288	-	214,756	59,290	177,836	291,574	75	60,365

Net increase (decrease) in contract owners’ equity resulting from operations	$330,050	1,664,186	(245,276)	56,070	227,453	314,464	2,938	30,098

Investment Activity:	WRPCP	WRPMP	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP	WRSCV
Reinvested dividends	$4,591	43,896	45,510	6,091	40,321	-	-	12,584

Net investment income (loss)	4,591	43,896	45,510	6,091	40,321	-	-	12,584

Realized gain (loss) on investments	(3,082)	26,751	(39,001)	(11,947)	355,255	133,282	(125,375)	159,911
Change in unrealized gain (loss) on investments	(17,189)	(201,805)	(137,370)	(9,575)	(578,631)	(674,408)	(877,911)	405,443

Net gain (loss) on investments	(20,271)	(175,054)	(176,371)	(21,522)	(223,376)	(541,126)	(1,003,286)	565,354

Reinvested capital gains	24,694	265,163	249,169	34,146	340,673	820,500	1,411,308	268,106

Net increase (decrease) in contract owners’ equity resulting from operations	$9,014	134,005	118,308	18,715	157,618	279,374	408,022	846,044

Investment Activity:	WRVP
Reinvested dividends	$125,409

Net investment income (loss)	125,409

Realized gain (loss) on investments	(288,408)
Change in unrealized gain (loss) on investments	52,412

Net gain (loss) on investments	(235,996)

Reinvested capital gains	1,213,802

Net increase (decrease) in contract owners’ equity resulting from operations	$1,103,215

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2016 and 2015

	Total		WRASP		WRBP		WRBDP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,916,016	1,790,513	142,124	108,952	139,371	92,836	243,008	311,669
Realized gain (loss) on investments	223,045	2,541,272	(1,082,374)	(859,647)	(72,080)	97,504	(16,184)	(2,539)
Change in unrealized gain (loss) on investments	(7,479,825)	(31,848,260)	259,075	(6,975,689)	(1,364,056)	(1,586,489)	169,834	(287,173)
Reinvested capital gains	13,355,660	23,629,282	-	5,231,660	1,505,374	1,365,054	27,338	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,014,896	(3,887,193)	(681,175)	(2,494,724)	208,609	(31,095)	423,996	21,957

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	11,162,056	11,972,965	1,589,134	1,756,791	575,394	574,619	614,536	610,176
Transfers between funds	-	-	(1,834,769)	(1,720,188)	481,783	475,389	(72,050)	(17,949)
Surrenders (note 6)	(11,873,236)	(9,232,917)	(1,278,830)	(1,136,711)	(603,250)	(339,793)	(877,640)	(435,093)
Death benefits (note 4)	(1,167,589)	(1,493,453)	(163,630)	(154,969)	(71,982)	(60,147)	(240,177)	(83,547)
Net policy repayments (loans) (note 5)	364,305	(933,306)	(69,227)	(22,872)	(17,029)	(23,699)	40,840	16,413
Deductions for surrender charges (note 2d)	(121,120)	(188,312)	(23,096)	(40,890)	(4,741)	(2,770)	(5,709)	(5,396)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,399,876)	(7,502,931)	(994,320)	(1,105,067)	(401,468)	(378,477)	(448,803)	(423,765)
Asset charges (note 3)	(842,527)	(934,965)	(104,021)	(129,409)	(43,000)	(44,144)	(42,810)	(44,350)
Adjustments to maintain reserves	(37)	34	14	17	(1)	1	9	5

Net equity transactions	(9,878,024)	(8,312,885)	(2,878,745)	(2,553,298)	(84,294)	200,979	(1,031,804)	(383,506)

Net change in contract owners’ equity	(1,863,128)	(12,200,078)	(3,559,920)	(5,048,022)	124,315	169,884	(607,808)	(361,549)
Contract owners’ equity beginning of period	208,017,302	220,217,380	26,763,383	31,811,405	10,358,383	10,188,499	10,369,726	10,731,275

Contract owners’ equity end of period	$206,154,174	208,017,302	23,203,463	26,763,383	10,482,698	10,358,383	9,761,918	10,369,726

CHANGES IN UNITS:
Beginning units	9,046,483	9,303,596	841,209	916,427	424,756	416,432	539,123	559,040
Units purchased	759,612	832,078	59,232	61,955	41,686	44,782	37,114	43,407
Units redeemed	(1,122,354)	(1,089,191)	(151,902)	(137,173)	(45,137)	(36,458)	(88,391)	(63,324)

Ending units	8,683,741	9,046,483	748,539	841,209	421,305	424,756	487,846	539,123

	WRCEP		WRDIV		WRENG		WRGNR
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$113,049	96,157	63,053	74,618	2,416	1,036	24,619	4,045
Realized gain (loss) on investments	34,563	485,434	145,969	100,984	29,254	75,824	47,000	139,180
Change in unrealized gain (loss) on investments	(2,247,212)	(5,257,278)	(150,638)	(922,786)	535,755	(503,832)	702,137	(1,104,916)
Reinvested capital gains	3,026,113	4,499,613	283,090	638,686	-	9,386	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	926,513	(176,074)	341,474	(108,498)	567,425	(417,586)	773,756	(961,691)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,060,704	1,189,536	343,190	370,334	159,510	230,312	402,912	447,711
Transfers between funds	(191,715)	(194,351)	12,030	(549,021)	288,528	(46,836)	(77,693)	(212,170)
Surrenders (note 6)	(1,453,068)	(888,027)	(201,720)	(314,359)	(85,516)	(105,347)	(264,960)	(199,583)
Death benefits (note 4)	(106,386)	(273,033)	(15,158)	(25,412)	(4,940)	(278)	(17,136)	(2,601)
Net policy repayments (loans) (note 5)	2,410	(174,288)	(19,507)	(52,895)	(133)	8,623	55,623	12,097
Deductions for surrender charges (note 2d)	(5,332)	(10,806)	(5,349)	(13,448)	(3,458)	(5,238)	(6,941)	(11,284)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(832,237)	(812,600)	(212,947)	(218,828)	(85,334)	(82,375)	(176,509)	(188,757)
Asset charges (note 3)	(101,610)	(109,679)	(21,708)	(24,732)	(7,832)	(8,005)	(15,272)	(18,588)
Adjustments to maintain reserves	(1)	-	15	(9)	8	(1)	-	6

Net equity transactions	(1,627,235)	(1,273,248)	(121,154)	(828,370)	260,833	(9,145)	(99,976)	(173,169)

Net change in contract owners’ equity	(700,722)	(1,449,322)	220,320	(936,868)	828,258	(426,731)	673,780	(1,134,860)
Contract owners’ equity beginning of period	25,982,624	27,431,946	5,154,461	6,091,329	1,446,028	1,872,759	3,312,613	4,447,473

Contract owners’ equity end of period	$25,281,902	25,982,624	5,374,781	5,154,461	2,274,286	1,446,028	3,986,393	3,312,613

CHANGES IN UNITS:
Beginning units	1,188,964	1,246,579	231,810	268,313	135,560	136,690	326,363	340,046
Units purchased	58,137	62,945	18,866	17,639	38,526	16,538	41,557	40,252
Units redeemed	(131,892)	(120,560)	(24,674)	(54,142)	(15,630)	(17,668)	(50,706)	(53,935)

Ending units	1,115,209	1,188,964	226,002	231,810	158,456	135,560	317,214	326,363

	WRGP		WRHIP		WRIP		WRI2P
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$7,051	32,796	801,719	716,060	15,695	33,842	73,436	73,790
Realized gain (loss) on investments	468,268	646,066	75,589	380,323	(210,975)	(37,509)	166,699	102,820
Change in unrealized gain (loss) on investments	(3,227,557)	(2,218,402)	786,878	(1,949,382)	(264,752)	(125,990)	(243,355)	(965,172)
Reinvested capital gains	3,082,288	3,626,394	-	121,578	214,756	392,241	59,290	728,972

Net increase (decrease) in contract owners’ equity resulting from operations	330,050	2,086,854	1,664,186	(731,421)	(245,276)	262,584	56,070	(59,590)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,345,379	1,423,497	560,259	567,512	474,818	550,785	353,813	412,063
Transfers between funds	(190,429)	30,557	67,576	58,514	(62,710)	(57,281)	(127,005)	113,198
Surrenders (note 6)	(1,278,613)	(1,235,372)	(870,676)	(1,032,082)	(316,639)	(273,885)	(293,802)	(168,313)
Death benefits (note 4)	(125,141)	(307,359)	(104,465)	(24,487)	(31,678)	(22,508)	(21,909)	(3,934)
Net policy repayments (loans) (note 5)	25,367	(116,477)	169,510	(59,553)	12,686	(30,883)	(7,871)	(47,590)
Deductions for surrender charges (note 2d)	(7,001)	(3,813)	(6,191)	(20,869)	(5,335)	(10,585)	(2,669)	(5,803)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(987,797)	(963,456)	(374,349)	(379,683)	(261,695)	(272,544)	(184,816)	(188,670)
Asset charges (note 3)	(125,126)	(133,301)	(45,368)	(48,799)	(30,602)	(34,170)	(20,601)	(23,260)
Adjustments to maintain reserves	4	9	(18)	(3)	4	1	3	3

Net equity transactions	(1,343,357)	(1,305,715)	(603,722)	(939,450)	(221,151)	(151,070)	(304,857)	87,694

Net change in contract owners’ equity	(1,013,307)	781,139	1,060,464	(1,670,871)	(466,427)	111,514	(248,787)	28,104
Contract owners’ equity beginning of period	30,228,617	29,447,478	10,691,336	12,362,207	7,814,764	7,703,250	5,564,544	5,536,440

Contract owners’ equity end of period	$29,215,310	30,228,617	11,751,800	10,691,336	7,348,337	7,814,764	5,315,757	5,564,544

CHANGES IN UNITS:
Beginning units	1,379,899	1,440,606	371,160	401,250	432,899	441,205	239,470	236,028
Units purchased	82,018	79,367	20,171	25,290	31,226	35,203	19,143	22,517
Units redeemed	(144,403)	(140,074)	(40,191)	(55,380)	(44,307)	(43,509)	(32,301)	(19,075)

Ending units	1,317,514	1,379,899	351,140	371,160	419,818	432,899	226,312	239,470

	WRMIC		WRMCG		WRMMP		WRPAP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	-	-	-	2,863	471	9,210	14,009
Realized gain (loss) on investments	56,284	107,233	372,731	153,377	-	-	915	11,949
Change in unrealized gain (loss) on investments	(6,667)	(582,102)	(349,841)	(963,670)	-	-	(40,392)	(76,765)
Reinvested capital gains	177,836	300,282	291,574	474,921	75	-	60,365	51,522

Net increase (decrease) in contract owners’ equity resulting from operations	227,453	(174,587)	314,464	(335,372)	2,938	471	30,098	715

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	92,516	107,202	295,070	362,168	124,625	151,130	58,721	53,986
Transfers between funds	10,263	(41,247)	(143,806)	54,520	708,024	1,039,038	(12,976)	100,597
Surrenders (note 6)	(84,309)	(89,352)	(310,341)	(194,537)	(391,813)	(667,868)	(6,106)	(29,374)
Death benefits (note 4)	(6,312)	(1,756)	(9,334)	-	(19,457)	(114,090)	-	-
Net policy repayments (loans) (note 5)	11,461	(21,610)	12,206	(56,716)	15,389	47,640	449	5,746
Deductions for surrender charges (note 2d)	(1,237)	(2,451)	(5,498)	(6,939)	(6,353)	(1,189)	(135)	(5,078)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(62,314)	(69,961)	(166,913)	(179,626)	(117,252)	(119,550)	(26,229)	(26,271)
Asset charges (note 3)	(6,981)	(8,583)	(20,621)	(23,756)	(10,464)	(10,751)	(2,841)	(2,727)
Adjustments to maintain reserves	(11)	3	(11)	(7)	(28)	2	-	(8)

Net equity transactions	(46,924)	(127,755)	(349,248)	(44,893)	302,671	324,362	10,883	96,871

Net change in contract owners’ equity	180,529	(302,342)	(34,784)	(380,265)	305,609	324,833	40,981	97,586
Contract owners’ equity beginning of period	1,707,048	2,009,390	5,508,882	5,889,147	1,942,033	1,617,200	618,713	521,127

Contract owners’ equity end of period	$1,887,577	1,707,048	5,474,098	5,508,882	2,247,642	1,942,033	659,694	618,713

CHANGES IN UNITS:
Beginning units	66,708	71,330	214,963	216,520	157,557	131,230	41,132	34,762
Units purchased	5,148	4,843	11,856	17,307	58,305	97,426	4,005	10,545
Units redeemed	(6,748)	(9,465)	(25,524)	(18,864)	(33,745)	(71,099)	(3,291)	(4,175)

Ending units	65,108	66,708	201,295	214,963	182,117	157,557	41,846	41,132

	WRPCP		WRPMP		WRPMAP		WRPMCP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$4,591	3,883	43,896	34,877	45,510	63,279	6,091	4,627
Realized gain (loss) on investments	(3,082)	524	26,751	16,693	(39,001)	28,359	(11,947)	3,824
Change in unrealized gain (loss) on investments	(17,189)	(23,504)	(201,805)	(253,307)	(137,370)	(322,673)	(9,575)	(31,727)
Reinvested capital gains	24,694	21,659	265,163	165,936	249,169	233,234	34,146	24,206

Net increase (decrease) in contract owners’ equity resulting from operations	9,014	2,562	134,005	(35,801)	118,308	2,199	18,715	930

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,044	4,216	156,708	140,405	235,655	180,216	30,924	28,676
Transfers between funds	(293)	89,642	815,951	1,335,158	188,557	161,196	93,492	7,235
Surrenders (note 6)	(121)	-	(271,982)	(16,233)	(521,862)	(12,535)	(702)	(19,663)
Death benefits (note 4)	-	-	-	-	-	-	-	(17,445)
Net policy repayments (loans) (note 5)	(179)	-	4,665	20,097	(18,180)	(1,228)	6,989	(14)
Deductions for surrender charges (note 2d)	-	-	(1,369)	-	(7,462)	-	(10)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(18,441)	(12,665)	(127,881)	(109,603)	(129,056)	(124,772)	(25,116)	(17,498)
Asset charges (note 3)	(1,614)	(1,257)	(11,837)	(9,653)	(11,976)	(11,912)	(1,918)	(1,399)
Adjustments to maintain reserves	10	(3)	4	1	(3)	12	11	(12)

Net equity transactions	(16,594)	79,933	564,259	1,360,172	(264,327)	190,977	103,670	(20,120)

Net change in contract owners’ equity	(7,580)	82,495	698,264	1,324,371	(146,019)	193,176	122,385	(19,190)
Contract owners’ equity beginning of period	422,485	339,990	3,360,358	2,035,987	2,958,753	2,765,577	299,208	318,398

Contract owners’ equity end of period	$414,905	422,485	4,058,622	3,360,358	2,812,734	2,958,753	421,593	299,208

CHANGES IN UNITS:
Beginning units	30,699	24,816	231,758	140,866	200,500	187,522	21,085	22,511
Units purchased	849	6,888	58,824	99,170	29,003	23,240	9,721	2,593
Units redeemed	(2,233)	(1,005)	(20,510)	(8,278)	(47,138)	(10,262)	(1,990)	(4,019)

Ending units	29,315	30,699	270,072	231,758	182,365	200,500	28,816	21,085

	WRRESP		WRSTP		WRSCP		WRSCV
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$40,321	36,998	-	-	-	-	12,584	2,767
Realized gain (loss) on investments	355,255	153,988	133,282	500,039	(125,375)	216,639	159,911	187,666
Change in unrealized gain (loss) on investments	(578,631)	(379,993)	(674,408)	(2,564,949)	(877,911)	(2,196,672)	405,443	(612,472)
Reinvested capital gains	340,673	353,275	820,500	1,437,464	1,411,308	2,301,900	268,106	252,937

Net increase (decrease) in contract owners’ equity resulting from operations	157,618	164,268	279,374	(627,446)	408,022	321,867	846,044	(169,102)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	215,009	243,619	1,024,625	1,094,035	742,232	781,723	159,743	167,686
Transfers between funds	(97,863)	160,458	(103,152)	(49,879)	(38,185)	(152,509)	210,693	(176,334)
Surrenders (note 6)	(207,738)	(175,317)	(1,176,650)	(921,803)	(751,091)	(539,753)	(136,596)	(110,109)
Death benefits (note 4)	(36,250)	(1,737)	(58,979)	(186,412)	(30,411)	(131,464)	(13,815)	(276)
Net policy repayments (loans) (note 5)	(8,117)	(15,215)	63,200	(177,457)	47,563	(97,864)	(434)	(65,452)
Deductions for surrender charges (note 2d)	(4,517)	(6,633)	(12,124)	(19,584)	(4,439)	(7,050)	(1,356)	(4,512)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(144,131)	(138,637)	(710,064)	(765,883)	(468,919)	(489,252)	(110,512)	(104,021)
Asset charges (note 3)	(14,635)	(15,415)	(88,437)	(105,399)	(57,974)	(66,849)	(12,644)	(12,853)
Adjustments to maintain reserves	(4)	(20)	(26)	17	(9)	(12)	3	16

Net equity transactions	(298,246)	51,103	(1,061,607)	(1,132,365)	(561,233)	(703,030)	95,082	(305,855)

Net change in contract owners’ equity	(140,628)	215,371	(782,233)	(1,759,811)	(153,211)	(381,163)	941,126	(474,957)
Contract owners’ equity beginning of period	3,772,559	3,557,188	22,570,824	24,330,635	14,031,959	14,413,122	2,839,723	3,314,680

Contract owners’ equity end of period	$3,631,931	3,772,559	21,788,591	22,570,824	13,878,748	14,031,959	3,780,849	2,839,723

CHANGES IN UNITS:
Beginning units	135,634	134,008	720,874	754,706	589,308	616,712	115,464	127,249
Units purchased	8,455	15,008	41,200	38,133	40,256	35,208	15,998	7,181
Units redeemed	(18,852)	(13,382)	(76,752)	(71,965)	(63,199)	(62,612)	(12,178)	(18,966)

Ending units	125,237	135,634	685,322	720,874	566,365	589,308	119,284	115,464

	WRVP
	2016	2015
Investment activity:
Net investment income (loss)	$125,409	83,801
Realized gain (loss) on investments	(288,408)	32,541
Change in unrealized gain (loss) on investments	52,412	(1,943,317)
Reinvested capital gains	1,213,802	1,398,362

Net increase (decrease) in contract owners’ equity resulting from operations	1,103,215	(428,613)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	542,535	524,567
Transfers between funds	75,749	(407,737)
Surrenders (note 6)	(489,211)	(327,808)
Death benefits (note 4)	(90,429)	(81,998)
Net policy repayments (loans) (note 5)	36,624	(80,109)
Deductions for surrender charges (note 2d)	(798)	(3,974)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(332,773)	(330,970)
Asset charges (note 3)	(42,635)	(45,974)
Adjustments to maintain reserves	(10)	16

Net equity transactions	(300,948)	(753,987)

Net change in contract owners’ equity	802,267	(1,182,600)
Contract owners’ equity beginning of period	10,298,278	11,480,878

Contract owners’ equity end of period	$11,100,545	10,298,278

CHANGES IN UNITS:
Beginning units	409,588	438,748
Units purchased	28,316	24,641
Units redeemed	(40,660)	(53,801)

Ending units	397,244	409,588

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 21, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The Company offers Select Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

Variable Insurance Portfolios - Energy (WRENG)

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)

Variable Insurance Portfolios - International Core Equity (WRI2P)

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)

Variable Insurance Portfolios - Value (WRVP)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2016 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(h) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

(2) Policy Charges

(a) Deductions from Premium

On Select Life, Select Life II and Survivorship Life insurance contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company currently deducts a front-end sales load of 0.5% from each premium payment received for Select Life and Select Life II contracts; the guaranteed maximum sales load is 2.5%. For Survivorship Life contracts, the sales load is 1.5% of each premium payment received in policy years one through ten and 0.5% thereafter. The Company may at its sole discretion reduce this sales loading. For the periods ended December 31, 2016 and 2015, total front-end sales charge deductions were $459,206 and $489,165, respectively and were recognized as a reduction of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For Select Life contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses, not to exceed $10 per month. For all subsequent years, a monthly administrative charge of $5 is currently deducted, not to exceed $7.50 per month. The charges are assessed against each contract by liquidating units.

For Select Life II contracts, the Company currently deducts a monthly administrative charge of $10 to recover policy maintenance, accounting, record keeping and other administrative expenses, not to exceed $20 per month. The Company assesses a monthly per $1,000 of Specified Amount charge on the first $250,000 of basic coverage for the first ten policy years. The current charge is $0.10 per $1,000, but not more than $25, and the maximum charge is $0.20 per $1,000, not to exceed $50. If there is an increase in the Specified Amount, the per $1,000 charge will be assessed for the increase. The per $1,000 charge assessed as a result of the Specified Amount increase will be assessed for ten policy years from the effective date of the increase. The charges are assessed against each contract by liquidating units.

For Survivorship Life contracts, the Company currently deducts a monthly administrative charge of $10, not to exceed $10, during the first policy year; $5, not to exceed $5, during policy years 2 through 20 if the Specified Amount is equal to or greater than $150,000; $3, not to exceed $3, during policy years 2 through 20 if the Specified Amount is less than $150,000; $0 during policy years 21 and on. The Company assesses a monthly per $1,000 of Specified Amount charge on basic coverage for the first three policy years. The charge varies, but will not exceed $750 per month. If there is an increase in the Specified Amount, the per $1,000 charge will be assessed to the increase based on the age of the younger insured at the time of the increase. The per $1,000 charge assessed as a result of the Specified Amount increase will be assessed for three policy years from the effective date of the increase. The charges are assessed against each contract by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For Select Life and Survivorship Life contracts, the charge is 100% of the initial surrender charge in the first year, declining a specified amount each year of the initial surrender charge. After the purchase payment has been held in the contract for nine years, the charge is 0%. For Select Life II, the charge is 100% of the initial surrender charge in the first year, declining a specified amount each year of the initial surrender charge. For policies purchased where the insured is age 49 or younger, after the purchase payment has been held in the contract for twelve years, the charge is 0%. For policies purchased where the insured is age 50 or older, after the purchase payment has been held in the contract for ten years, the charge is 0%. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. The charges are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For Select Life contracts, during the first through fifteenth policy year, the Company deducts a monthly charge of $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account, and $0.08 per $1,000 of cash value attributable to the variable account in excess of $250,000. Thereafter, the charge is $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account and $0.08 per $1,000 of cash value attributable to the variable account in excess of $25,000. For Select Life II contracts, during the first through tenth policy year, the Company deducts a monthly charge of $6.00 per $1,000 on the first $25,000 of cash value attributable to the variable account, $3.00 per $1,000 of $25,001 up to $250,000 of cash value attributable to the variable account, and $1.00 per $1,000 of cash value attributable to the variable account in excess of $250,000; during the eleventh through twentieth policy year, the Company deducts a monthly charge of $3.00 per $1,000 on the first $25,000 of cash attributable to the variable account, $2.00 per $1,000 of $25,001 up to $250,000 of cash value attributable to the variable account, and $0.50 per $1,000 of cash value attributable to the variable account in excess of $250,000.

For Survivorship Life contracts, during the first through fifteenth policy year, the Company deducts a monthly charge of $0.60 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.30 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account, and $0.10 per $1,000 of cash value attributable to the variable account in excess of $250,000. Thereafter, the charge is $0.60 per $1,000 of the first $25,000 of cash value attributable to the variable account and $0.10 per $1,000 of cash value attributable to the variable account in excess of $25,000.

The above charges are assessed against each contract by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90.0% of a policy’s cash surrender value (90.0% of the variable account value less the applicable deferred sales charge value). Select Life, Select Life II and Survivorship Life contracts are charged interest equal to 3.9% of the outstanding loan balance which is due and payable in advance on the policy anniversary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the period ended December 31, 2016 and 2015, total transfers to the Account from the fixed account were $3,394,990 and $2,974,861, respectively, and total transfers from the Account to the fixed account were $5,633,383 and $3,909,169, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2016.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$206,156,992	$-	$-	$206,156,992

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2016 are as follows:

	Purchase of Investments	Sales of Investments
Variable Insurance Portfolios - Asset Strategy (WRASP)	$664,347	$3,400,982
Variable Insurance Portfolios - Balanced (WRBP)	2,472,315	911,862
Variable Insurance Portfolios - Bond (WRBDP)	1,014,393	1,775,859
Variable Insurance Portfolios - Core Equity (WRCEP)	3,577,540	2,065,612
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)	791,376	566,402
Variable Insurance Portfolios - Energy (WRENG)	526,036	262,796
Variable Insurance Portfolios - Global Natural Resources (WRGNR)	305,433	380,791
Variable Insurance Portfolios - Growth (WRGP)	3,789,459	2,043,479
Variable Insurance Portfolios - High Income (WRHIP)	1,431,600	1,233,585
Variable Insurance Portfolios - International Growth (WRIP)	670,150	660,856
Variable Insurance Portfolios - International Core Equity (WRI2P)	587,079	759,212
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)	268,732	137,809
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	735,075	792,740
Variable Insurance Portfolios - Money Market (WRMMP)	843,708	538,069
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)	113,642	33,185
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)	93,877	81,195
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)	1,456,168	582,855
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)	758,610	728,256
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)	284,948	141,050
Variable Insurance Portfolios - Real Estate Securities (WRRESP)	681,735	598,984
Variable Insurance Portfolios - Science and Technology (WRSTP)	1,381,176	1,622,257
Variable Insurance Portfolios - Small Cap Growth (WRSCP)	1,909,345	1,059,261
Variable Insurance Portfolios - Small Cap Value (WRSCV)	977,642	601,871
Variable Insurance Portfolios - Value (WRVP)	2,321,719	1,283,447

	$27,656,105	$22,262,415

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2016, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2016. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Asset Strategy (WRASP)
2016	0.00%	748,539	$31.00	$23,203,463	0.58%	-2.57%
2015	0.00%	841,209	31.82	26,763,383	0.37%	-8.35%
2014	0.00%	916,427	34.71	31,811,405	0.49%	-5.26%
2013	0.00%	977,058	36.64	35,800,732	1.29%	25.13%
2012	0.00%	1,041,873	29.28	30,508,483	1.15%	19.18%
Variable Insurance Portfolios - Balanced (WRBP)
2016	0.00%	421,305	24.88	10,482,698	1.36%	2.03%
2015	0.00%	424,756	24.39	10,358,383	0.90%	-0.32%
2014	0.00%	416,432	24.47	10,188,499	0.94%	7.57%
2013	0.00%	424,182	22.74	9,647,341	1.45%	23.70%
2012	0.00%	414,540	18.39	7,621,868	1.46%	11.74%
Variable Insurance Portfolios - Bond (WRBDP)
2016	0.00%	487,846	20.01	9,761,918	2.37%	4.03%
2015	0.00%	539,123	19.23	10,369,726	2.90%	0.20%
2014	0.00%	559,040	19.20	10,731,275	3.86%	4.34%
2013	0.00%	606,332	18.40	11,155,309	3.51%	-2.09%
2012	0.00%	682,645	18.79	12,827,427	3.02%	5.78%
Variable Insurance Portfolios - Core Equity (WRCEP)
2016	0.00%	1,115,209	22.67	25,281,902	0.45%	3.74%
2015	0.00%	1,188,964	21.85	25,982,624	0.36%	-0.69%
2014	0.00%	1,246,579	22.01	27,431,946	0.49%	9.68%
2013	0.00%	1,293,381	20.06	25,950,294	0.54%	33.51%
2012	0.00%	1,328,636	15.03	19,966,869	0.58%	18.60%
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
2016	0.00%	226,002	23.78	5,374,781	1.23%	6.95%
2015	0.00%	231,810	22.24	5,154,461	1.32%	-2.06%
2014	0.00%	268,313	22.70	6,091,329	1.14%	9.84%
2013	0.00%	281,669	20.67	5,821,718	1.58%	29.61%
2012	0.00%	295,766	15.95	4,716,423	1.07%	13.18%
Variable Insurance Portfolios - Energy (WRENG)
2016	0.00%	158,456	14.35	2,274,286	0.13%	34.55%
2015	0.00%	135,560	10.67	1,446,028	0.06%	-22.14%
2014	0.00%	136,690	13.70	1,872,759	0.00%	-10.56%
2013	0.00%	136,989	15.32	2,098,454	0.00%	27.76%
2012	0.00%	133,793	11.99	1,604,214	0.00%	1.38%
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
2016	0.00%	317,214	12.57	3,986,393	0.69%	23.81%
2015	0.00%	326,363	10.15	3,312,613	0.10%	-22.39%
2014	0.00%	340,046	13.08	4,447,473	0.00%	-13.04%
2013	0.00%	341,994	15.04	5,143,417	0.00%	7.80%
2012	0.00%	385,418	13.95	5,376,977	0.00%	1.88%
Variable Insurance Portfolios - Growth (WRGP)
2016	0.00%	1,317,514	22.17	29,215,310	0.02%	1.22%
2015	0.00%	1,379,899	21.91	30,228,617	0.11%	7.17%
2014	0.00%	1,440,606	20.44	29,447,478	0.40%	11.81%
2013	0.00%	1,524,810	18.28	27,876,204	0.42%	36.46%
2012	0.00%	1,616,802	13.40	21,660,828	0.06%	12.74%
Variable Insurance Portfolios - High Income (WRHIP)
2016	0.00%	351,140	33.47	11,751,800	7.24%	16.19%
2015	0.00%	371,160	28.81	10,691,336	6.04%	-6.50%
2014	0.00%	401,250	30.81	12,362,207	4.83%	1.90%
2013	0.00%	433,153	30.23	13,095,709	4.84%	10.50%
2012	0.00%	445,482	27.36	12,188,773	6.31%	18.64%
Variable Insurance Portfolios - International Growth (WRIP)
2016	0.00%	419,818	17.50	7,348,337	0.21%	-3.04%
2015	0.00%	432,899	18.05	7,814,764	0.43%	3.39%
2014	0.00%	441,205	17.46	7,703,250	2.12%	0.96%
2013	0.00%	462,555	17.29	7,999,568	0.90%	19.23%
2012	0.00%	477,316	14.51	6,923,729	1.93%	18.05%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - International Core Equity (WRI2P)
2016	0.00%	226,312	23.49	5,315,757	1.37%	1.08%
2015	0.00%	239,470	23.24	5,564,544	1.28%	-0.94%
2014	0.00%	236,028	23.46	5,536,440	2.46%	1.44%
2013	0.00%	243,779	23.12	5,636,880	1.63%	24.91%
2012	0.00%	243,610	18.51	4,509,565	2.30%	13.33%
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
2016	0.00%	65,108	28.99	1,887,577	0.00%	13.29%
2015	0.00%	66,708	25.59	1,707,048	0.00%	-9.16%
2014	0.00%	71,330	28.17	2,009,390	0.00%	-1.74%
2013	0.00%	75,409	28.67	2,161,915	0.00%	57.28%
2012	0.00%	77,205	18.23	1,407,286	0.00%	11.84%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2016	0.00%	201,295	27.19	5,474,098	0.00%	6.12%
2015	0.00%	214,963	25.63	5,508,882	0.00%	-5.78%
2014	0.00%	216,520	27.20	5,889,147	0.00%	7.87%
2013	0.00%	230,071	25.21	5,801,194	0.00%	29.94%
2012	0.00%	247,036	19.41	4,793,833	0.00%	13.56%
Variable Insurance Portfolios - Money Market (WRMMP)
2016	0.00%	182,117	12.34	2,247,642	0.13%	0.13%
2015	0.00%	157,557	12.33	1,942,033	0.02%	0.02%
2014	0.00%	131,230	12.32	1,617,200	0.02%	0.02%
2013	0.00%	150,412	12.32	1,853,211	0.02%	0.02%
2012	0.00%	166,684	12.32	2,053,280	0.02%	0.02%
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2016	0.00%	41,846	15.76	659,694	1.47%	4.80%
2015	0.00%	41,132	15.04	618,713	2.56%	0.34%
2014	0.00%	34,762	14.99	521,127	0.87%	4.86%
2013	0.00%	37,766	14.30	539,928	1.27%	27.13%
2012	0.00%	34,614	11.25	389,262	0.95%	12.18%
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2016	0.00%	29,315	14.15	414,905	1.18%	2.84%
2015	0.00%	30,699	13.76	422,485	1.06%	0.45%
2014	0.00%	24,816	13.70	339,990	1.06%	3.39%
2013	0.00%	26,253	13.25	347,881	1.42%	14.75%
2012	0.00%	25,272	11.55	291,848	0.92%	6.95%
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2016	0.00%	270,072	15.03	4,058,622	1.23%	3.64%
2015	0.00%	231,758	14.50	3,360,358	1.30%	0.32%
2014	0.00%	140,866	14.45	2,035,987	1.03%	4.24%
2013	0.00%	139,601	13.87	1,935,692	1.12%	20.83%
2012	0.00%	131,347	11.48	1,507,240	0.96%	9.53%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2016	0.00%	182,365	15.42	2,812,734	1.56%	4.52%
2015	0.00%	200,500	14.76	2,958,753	2.27%	0.06%
2014	0.00%	187,522	14.75	2,765,577	1.01%	4.61%
2013	0.00%	185,003	14.10	2,608,096	1.25%	23.81%
2012	0.00%	148,218	11.39	1,687,624	0.75%	10.82%
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2016	0.00%	28,816	14.63	421,593	1.37%	3.10%
2015	0.00%	21,085	14.19	299,208	1.49%	0.33%
2014	0.00%	22,511	14.14	318,398	1.03%	3.88%
2013	0.00%	24,394	13.62	332,148	1.24%	17.71%
2012	0.00%	21,947	11.57	253,876	0.74%	8.41%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2016	0.00%	125,237	29.00	3,631,931	1.08%	4.26%
2015	0.00%	135,634	27.81	3,772,559	1.01%	4.78%
2014	0.00%	134,008	26.54	3,557,188	0.99%	30.17%
2013	0.00%	135,296	20.39	2,759,088	1.17%	1.13%
2012	0.00%	136,254	20.17	2,747,564	0.71%	17.72%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2016	0.00%	685,322	31.79	21,788,591	0.00%	1.54%
2015	0.00%	720,874	31.31	22,570,824	0.00%	-2.88%
2014	0.00%	754,706	32.24	24,330,635	0.00%	2.91%
2013	0.00%	810,120	31.33	25,378,395	0.00%	56.38%
2012	0.00%	833,839	20.03	16,703,304	0.00%	27.83%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2016	0.00%	566,365	24.50	13,878,748	0.00%	2.91%
2015	0.00%	589,308	23.81	14,031,959	0.00%	1.88%
2014	0.00%	616,712	23.37	14,413,122	0.00%	1.59%
2013	0.00%	643,565	23.00	14,804,600	0.00%	43.36%
2012	0.00%	685,949	16.05	11,007,033	0.00%	5.16%
Variable Insurance Portfolios - Small Cap Value (WRSCV)
2016	0.00%	119,284	31.70	3,780,849	0.39%	28.88%
2015	0.00%	115,464	24.59	2,839,723	0.09%	-5.58%
2014	0.00%	127,249	26.05	3,314,680	0.09%	7.05%
2013	0.00%	139,400	24.33	3,392,161	0.85%	33.53%
2012	0.00%	145,267	18.22	2,647,328	0.45%	18.63%
Variable Insurance Portfolios - Value (WRVP)
2016	0.00%	397,244	27.94	11,100,545	1.22%	11.14%
2015	0.00%	409,588	25.14	10,298,278	0.78%	-3.91%
2014	0.00%	438,748	26.17	11,480,878	1.08%	10.94%
2013	0.00%	465,254	23.59	10,973,514	0.80%	35.34%
2012	0.00%	502,162	17.43	8,751,607	1.30%	18.88%

2016	Contract owners’ equity:				$206,154,174
2015	Contract owners’ equity:				$208,017,302
2014	Contract owners’ equity:				$220,217,380
2013	Contract owners’ equity:				$223,113,449
2012	Contract owners’ equity:				$182,146,241
*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded.